Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions
Related Party Transactions

Note 14 – Related Party Transactions

Albemarle U.S. Inc. (Albemarle) is a limited partner investor of Volta SPV SPW, LLC, a Preferred Stock investor in the Company. Albemarle is a significant supplier of the Company’s lithium sulfide and other lithium-based materials. The Company purchases raw material from Albemarle to be used in the Company’s research and development and salable goods production processes. Related party expense with Albermarle totaled $0 and $51, for the three months ended September 30, 2021 and 2020, respectively, and $60 and $173 for the nine months ended September 30, 2021 and 2020, respectively, and were included in Research and development on the Condensed Statements of Operations. There were no amounts due to or from Albemarle as of September 30, 2021 and December 31, 2020.

During 2020, the Company entered into a subcontractor agreement with Roccor, LLC, which was a related party until October 30, 2020. Under the subcontractor agreement, the Company provides technical support to Roccor on a government research contract. The total value of the subcontract is $331 to the Company; the period of performance commenced during 2020 and extends to late 2021. Related party revenue from Roccor was $70 and $91 for the three and nine months ended September 30, 2020.

Umicore South Korea provides production materials to the Company and is considered a supplier of raw materials. Umicore Marketing Services Belgium and Umicore Holdings Belgium are Company stockholders due to their holdings of Series A-1 Preferred Stock and Series B Preferred Stock. Related party expense with Umicore companies totaled $24 and $9 for the three months ended September 30, 2021 and 2020, respectively, and $75 and $41 for the nine months ended September 30, 2021 and 2020, respectively, and were included in Research and development on the Condensed Statements of Operations. There were no amounts due to or from Umicore companies as of September 30, 2021 or December 31, 2020.

Note 14 – Related Party Transactions

Albemarle U.S. Inc. (Albemarle) is a limited partner investor of Volta SPV SPW, LLC, a Series A-1 investor in the Company. Albemarle is a significant supplier of the Company’s lithium sulfide and other lithium-based materials. The Company purchases raw material from Albemarle to be used in the Company’s research and development and salable goods production processes. During the years ended December 31, 2020 and 2019, $209,956 and $30,142, were included in research and development operating expenses, respectively,

Roccor, LLC (Roccor) was partially owned by a stockholder of the Company until October, 2020. During 2019, the Company provided accounting and administrative support to Roccor, which has been expensed within direct costs and operating expenses on the statement of operations. There were no ongoing services being provided to Roccor after December 31, 2019. During the years ended December 31, 2020 and 2019, $0 and $246,237, respectively, of those expenses were allocable to Roccor and were recorded as related party support services on the accompanying statement of operations. As of December 31, 2020 and 2019, related party services amounts due from Roccor totaled $0 and $243,669, respectively. Subsequent to December 31, 2019, the related party services amounts due from Roccor have been settled in full. During 2020, the Company entered into a subcontractor agreement with Roccor, where the Company is providing technical support to Roccor on a government research contract. The total value of the subcontract is $331,000 to the Company; the period of performance commenced during 2020 and extends to late 2021. The terms of the subcontract were negotiated between Roccor and the Company, and the services are not related to the agreement for administrative services referenced above. There were no amounts due to Roccor as of December 31, 2020 and 2019.